FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	Mar. 31, 2022 USD ($) $ / shares	Mar. 23, 2022 USD ($) $ / shares Y
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative - Forward Purchase and Backstop Securities | $	$ 1,039,690
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative - Forward Purchase and Backstop Securities | $	$ 1,039,690	$ 448,380
Fair value of Forward Purchase and Backstop Securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $ / shares	10.78	10.34
Present value of Forward Purchase and Backstop Securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $ / shares	10.00	10.00
Time to Business Combination (years) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.50	0.52
Risk-free rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	1.06	0.95
Discount factor | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	99.50	99.50
Expected redemption rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	85.00	85.00
Probability of completing an initial Business Combination | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	35.0	32.50